Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) (JPY ¥) In Millions, unless otherwise specified	Apr. 02, 2012 Minster Machine Company ("Minster")	May 31, 2012 Ansaldo Sistemi Industriali S.p.A. ("Ansaldo")	Sep. 28, 2012 Avtron Industrial Automation, Inc. ("Avtron")	Oct. 02, 2012 SCD Co., Ltd. ("SCD")	Nov. 01, 2012 Kinetek Group Inc. ("Kinetek")	Dec. 28, 2012 Nidec Kaiyu Auto Electric (Jiangsu) Co., Ltd. ("Kaiyu")
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 2,585	¥ 976	¥ 53	¥ 642	¥ 5,632	¥ 874
Accounts receivable	1,260	7,668	358	449	5,465	361
Inventories	2,995	3,432	411	305	5,706	128
Other current assets	215	8,171	59	1,004	1,475	39
Property, plant and equipment	1,915	5,964	313	2,165	4,271	87
Goodwill	4,785	18,902	2,778	1,597	12,342	870
Intangible assets	4,286	12,296	2,016		14,960	180
Other non-current assets	1,840	446		581	1,619	39
Total assets acquired	19,881	57,855	5,988	6,743	51,470	2,578
Accounts payable	(684)	(6,666)	(230)	(617)	(3,898)	(452)
Other current liabilities	(4,069)	(8,552)	(121)	(264)	(2,888)	(387)
Other non-current liabilities	(5,926)	(6,073)	(776)	(139)	(8,987)
Total liabilities assumed	(10,679)	(21,291)	(1,127)	(1,020)	(15,773)	(839)
Noncontrolling interests				(2,418)		(721)
Net assets acquired	¥ 9,202	¥ 36,564	¥ 4,861	¥ 3,305	¥ 35,697	¥ 1,018